General and administration (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Amortization	$ 3,132,938	$ 2,331,934
Total General and Administration Cost	4,517,582	4,968,405
ZHEJIANG TIANLAN
Statement [Line Items]
Corporate administration	1,223,753	1,325,743
TSX listing costs	0	143,767
Professional fees	415,788	713,475
Salaries and benefits	2,547,024	2,487,218
Director fees	147,478	114,663
Amortization	183,539	183,539
Total General and Administration Cost	$ 4,517,582	$ 4,968,405